As filed with the U.S. Securities and Exchange Commission on December 15, 2016

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 244	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 244	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

      It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 13, 2017, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

      If appropriate, check the following box:

      ☒    The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 244 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 13, 2017, the effectiveness of the registration statement for the iShares iBonds Dec 2026 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 176 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
184	January 15, 2016	February 14, 2016
189	February 11, 2016	March 12, 2016
195	March 11, 2016	April 8, 2016
201	April 7, 2016	May 6, 2016
211	May 5, 2016	June 3, 2016
215	June 2, 2016	July 1, 2016
219	June 30, 2016	July 29, 2016
223	July 28, 2016	August 26, 2016
227	August 25, 2016	September 23, 2016
231	September 22, 2016	October 21, 2016
235	October 20, 2016	November 18, 2016
240	November 17, 2016	December 16, 2016

This Post-Effective Amendment No. 244 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 176.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 244 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of December, 2016.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: December 15, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 244 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: December 15, 2016

John E. Martinez*
Trustee

Date: December 15, 2016

Cecilia H. Herbert*
Trustee

Date: December 15, 2016

Charles A. Hurty*
Trustee

Date: December 15, 2016

John E. Kerrigan*
Trustee

Date: December 15, 2016

Robert S. Kapito*
Trustee

Date: December 15, 2016

Madhav V. Rajan*
Trustee

Date: December 15, 2016

Jane D. Carlin*
Trustee

Date: December 15, 2016

/s/ Jack Gee
Jack Gee
Treasurer and Chief Financial Officer

Date: December 15, 2016

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 15, 2016

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.